Investment in Convertible Note (Details) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 20, 2026	Mar. 31, 2026
Investment in Convertible Note [Line Items]
Convertible note maturity		Dec. 29, 2025
Interest income		$ 20,189
Convertible note	$ 1,406,625	2,597,253
Post-money equity		$ 19,600,000
Liquidation		45.00%
Qualified initial public offering		10.00%
Expected volatility		5 years
Risk-free interest rate		48.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		3.70%
Fair value amount	$ (1,188,928)
Convertible Note [Member]
Investment in Convertible Note [Line Items]
Interest rate		6.00%
Aggregate principal amount of the convertible note		$ 1,000,000